Subsequent Events (Details) - Subsequent Events [Member]	Jul. 31, 2025 USD ($) $ / shares shares	Jul. 20, 2025
Subsequent Events [Line Items]
Weighted average price (in Dollars per share) | $ / shares	$ 3.71
Net proceeds	$ 2,511,299
Net sales cash commission	$ 75,339
Non-Executive Directors [Member]
Subsequent Events [Line Items]
Number of unvested options		18,560
American Depositary Shares [Member]
Subsequent Events [Line Items]
Sold shares (in Shares) | shares	677,215